Label	Element	Value
Invesco Russell 2000(R) Dynamic Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED May 31, 2022 TO THE PROSPECTUSES
DATED DECEMBER 17, 2021, as previously supplemented, OF:
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
(the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Russell 2000® Dynamic Multifactor ETF
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement For Future Reference.